UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund

of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Equity Long/Short - High Hedge
Atlas Enhanced Fund, L.P.	12/1/2014	$14,500,000	$14,740,497	3.12%
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,424,848	4,930,924	1.04
Millennium USA, L.P.	8/1/2008	7,510,327	15,003,964	3.17
Waterfront CP Partners LP	10/1/2014	9,600,000	9,818,671	2.07

Total Equity Long/Short - High Hedge		33,035,175	44,494,056	9.40

Equity Long/Short - Opportunistic
Adelphi Europe Partners, L.P.	1/1/2013	9,861,437	13,506,950	2.85
Anchor Bolt Fund, LP	1/1/2014	11,500,000	14,316,148	3.03
Destrier Capital Partners, LP	7/1/2013	12,525,000	11,950,656	2.53
Doonbeg Fund, LP	4/1/2012	7,449,904	9,626,497	2.03
ESG Domestic Opportunity Fund LP	11/1/2012	12,250,000	13,906,103	2.94
Pelham Long/Short Fund LP	11/1/2009	10,106,848	14,198,469	3.00
Quentec Partners, LP	10/1/2012	9,500,000	14,123,730	2.99
Scopus Partners II, L.P.	4/1/2012	9,981,096	14,746,091	3.12
Turiya Fund LP	8/1/2012	7,676,489	12,924,286	2.73
Tyrian Global Opportunities Fund, LP	9/1/2013	9,471,048	9,512,206	2.01

Total Equity Long/Short - Opportunistic		100,321,822	128,811,136	27.23

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Event Driven Equity
Ionic Event Driven Fund LLC	6/1/2013	$13,058,789	$13,862,483	2.93%
LionEye Fund LP	2/1/2014	12,925,000	15,044,753	3.18
Sachem Head LP	10/1/2014	9,600,000	11,511,806	2.43

Total Event Driven Equity		35,583,789	40,419,042	8.54

Fixed Income Arbitrage
III Fund L.P.	2/1/2015	12,000,000	12,255,797	2.59
Field Street Partners, L.P.	12/1/2014	12,000,000	12,332,902	2.61

Total Fixed Income Arbitrage		24,000,000	24,588,699	5.20

Macro
Autonomy Global Macro Fund L.P.	11/1/2012	12,600,000	13,294,213	2.81
Brevan Howard L.P.	8/1/2004	696,797	1,882,492	0.40
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	6,240,932	12,482,545	2.64
Discovery Global Opportunity Partners, L.P.	9/1/2009	7,169,212	12,386,843	2.62
EMSO Saguaro Ltd.	11/1/2013	11,125,000	11,370,146	2.41
Fortress Asia Macro Fund LP	2/1/2014	12,100,000	13,024,364	2.75
Stone Milliner Macro Fund L.P.	10/1/2013	11,250,000	13,870,704	2.93
Trient Global Macro Partners, L.P.	4/1/2013	9,988,973	9,575,729	2.02
Tudor BVI Global Fund L.P. (The)	7/1/2010	8,558,177	12,353,678	2.61

Total Macro		79,729,091	100,240,714	21.19

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Mortgage Arbitrage
East Lodge Capital Credit Opportunities Fund L.P.	7/1/2014	$8,900,000	$9,002,426	1.90%
Rimrock Structured Product Fund, L.P.	1/1/2014	10,500,000	11,344,387	2.40
SPM Core Fund, L.P.	4/1/2011	6,947,893	11,231,990	2.37
Tilden Park Investment Fund LP	4/1/2012	8,178,612	14,643,229	3.10

Total Mortgage Arbitrage		34,526,505	46,222,032	9.77

Multi-Strategy
Aristeia Partners, L.P.	5/1/2014	10,500,000	9,459,225	2.00
Citadel Wellington LLC	7/1/2002	8,006,037	15,861,886	3.35
HBK Multi-Strategy Fund L.P.	11/1/2009	7,278,998	10,983,078	2.32
Magnetar Capital Fund II LP	1/1/2010	8,400,234	10,546,957	2.23
QVT SLV Onshore Ltd.	3/1/2012	301,835	639,083	0.14

Total Multi-Strategy		34,487,104	47,490,229	10.04

Relative Value Credit
Symphony Long-Short Credit Fund L.P.	1/1/2013	11,762,187	13,362,736	2.83
Tricadia Credit Strategies, L.P.	6/1/2014	12,000,000	12,364,286	2.61

Total Relative Value Credit		23,762,187	25,727,022	5.44

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	$5,000,001	$5,349,720	1.13%
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	13,211,381	20,760,011	4.39

Total Statistical Arbitrage		18,211,382	26,109,731	5.52

Total Investments in Investment Funds		$383,657,055	484,102,661	102.33

Liabilities in excess of Other Assets	`		(11,023,734)	(2.33)

Total Partners’ Capital			$473,078,927	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	27.23%
Macro	21.19
Multi-Strategy	10.04
Mortgage Arbitrage	9.77
Equity Long/Short - High Hedge	9.40
Event Driven Equity	8.54
Statistical Arbitrage	5.52
Relative Value Credit	5.44
Fixed Income Arbitrage	5.20

Total Investments in Investment Funds	102.33%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments) or fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to March 31, 2015, the Partnership did not have any transfers between Levels 1, 2, and 3.

The following is a summary of the inputs used for investment tranches as of March 31, 2015 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	$19,671,421	$24,822,635	$44,494,056
Equity Long/Short - Opportunistic	—	103,936,194	24,874,942	128,811,136
Event Driven Equity	—	26,831,434	13,587,608	40,419,042
Fixed Income Arbitrage	—	24,588,699	—	24,588,699
Macro	—	86,946,501	13,294,213	100,240,714
Mortgage Arbitrage	—	22,576,376	23,645,656	46,222,032
Multi-Strategy	—	25,321,111	22,169,118	47,490,229
Relative Value Credit	—	25,727,022	—	25,727,022
Statistical Arbitrage	—	26,109,731	—	26,109,731

Total Investment Funds	$—	$361,708,489	$122,394,172	$484,102,661

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2015 to March 31, 2015:

Investment Funds	Balance as of December 31, 2014	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2015
Equity Long/Short - High Hedge	$23,368,861	$350,000	$—	$—	$1,103,774	$24,822,635
Equity Long/Short - Opportunistic	25,697,210	—	—	—	(822,268)	24,874,942
Event Driven Equity	13,153,167	—	(693,203)	1,992	1,125,652	13,587,608
Macro	13,519,320	—	—	—	(225,107)	13,294,213
Mortgage Arbitrage	23,544,349	—	—	—	101,307	23,645,656
Multi-Strategy	22,075,946	—	(88,598)	46,944	134,826	22,169,118

Total Investment Funds	$121,358,853	$350,000	$(781,801)	$48,936	$1,418,184	$122,394,172

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2015
Investment Funds
Equity Long/Short - High Hedge	$1,103,774
Equity Long/Short - Opportunistic	(822,268)
Event Driven Equity	1,125,652
Macro	(225,107)
Mortgage Arbitrage	101,307
Multi-Strategy	134,826

Total Investment Funds	$1,418,184

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 28, 2015